Segment Information - Summary of Revenues by Classes of Similar Products or Services (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of products and services [Line Items]
Revenues	$ 7,258	$ 6,794
Electronic, software and services [member]
Disclosure of products and services [Line Items]
Revenues	6,739	6,232
Global Print [member]
Disclosure of products and services [Line Items]
Revenues	$ 519	$ 562